Label	Element	Value
Steward Global Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD GLOBAL EQUITY INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Current income along with growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1.00% CDSC.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Steward Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:
•	You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses (including the conversion of Class C shares to Class A shares after eight years) remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective through investment in U.S. and non-U.S. dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend payouts and favorable earnings growth, subject to the limitations of the Fund’s values-based screening policies (see “Values-based Screens” below).
The Fund invests primarily in common stocks of companies that represent a broad spectrum of the global economy and a range of market capitalizations, including large-cap, mid-cap and small-cap. The Fund may also invest in other investment companies and real estate investment trusts. The Fund will invest in dividend-paying securities of issuers throughout the world. The Fund seeks to diversify its investments across a number of different countries throughout the world, and, under normal market conditions, the Fund invests in at least five different countries (including the U.S.). The Fund will invest in at least five different countries at all times, unless the Fund adopts a temporary defensive position in an attempt to respond to adverse market, economic and political conditions. While the Fund will invest in at least five different countries, the Fund expects that its investments will be allocated across 7 to 15 different countries. The Fund’s investments in large capitalization companies (i.e., companies with market capitalizations greater than $10 billion) also contribute to the Fund’s global diversification as large capitalization companies generally market their products and services both domestically and internationally. The Fund invests at least 50% of its net assets in large capitalization companies throughout the world. The Fund will generally seek to have 30% to 50% of its net assets, and, under normal market conditions, no less than 30% of its net assets, invested in securities of non-U.S. issuers.
The Fund’s non-U.S. investments will be primarily in the form of depositary receipts (“DRs”) or dual listed securities, or U.S. dollar-denominated instruments representing securities of non-U.S. issuers that are traded in the U.S. or in non-U.S. markets. The Fund’s DR investments will primarily be sponsored, but the Fund may, on occasion, invest in unsponsored DRs when appropriate sponsored DRs are not available.
In managing the Fund, portfolio management employs a four-step process that combines this dividend income style with relative risk-controlled portfolio construction and the Fund’s values-based screening policies:
•	An investment universe is created comprised of U.S. exchange-traded, dividend-paying domestic and international stocks with market capitalizations greater than $1 billion.
•
A quantitative screen is applied to the universe that identifies various positive attributes such as securities having higher dividend yields within their sectors, positive dividend growth and favorable relative earnings growth.

•
A validation process is then applied to each company in the remaining universe with respect to current available information and also focusing on corporate actions, trends and other news that may impact the company. Any security that fails the review is removed from investment consideration.

•
The remaining universe is then screened in accordance with the Fund’s values-based screening policies and those companies failing to meet these criteria are removed. Utilizing a multi-factor risk model, a relative risk controlled portfolio is constructed versus a targeted benchmark with companies selected by portfolio management for investment from the remaining universe. When making investment decisions, portfolio management may also consider whether a company, through its activities, both externally and internally, seeks to reduce risk and create long-term resilience through sustainable and responsible business practices, as determined based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark. Crossmark believes that such companies exhibit positive values, including, but not limited to, the fair treatment of employees, respect for the environment, positive engagement with the communities in which they operate, and responsible governance practices. To the extent two or more securities eligible for inclusion in the Fund’s portfolio have similar economic characteristics, portfolio management will typically prefer the securities of the companies that it determines compare more favorably with respect to such positive values.

Under normal market conditions, the Fund will invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in dividend-paying securities. The Fund will also, under normal market conditions, invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in equity securities. (Any such other investment company will also have similar policies to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in (a) dividend-paying securities and (b) equity securities.) The Fund will provide shareholders with at least 60 days’ prior notice of any change in these policies.
The Fund may invest up to 80% of its total assets in securities of non-U.S. issuers and no more than 40% of its total assets in securities of companies in emerging market countries.
Values-based Screens. As noted above, in implementing its investment strategies, the Fund applies a set of values-based screens to use its best efforts to avoid investing in companies that are determined by Crossmark, pursuant to screening guidelines approved by the Fund’s Board of Directors, to be: (1) materially involved in the production, distribution, retail, supply or licensing of alcohol or related products; (2) materially involved in the production, distribution, retail, supply or licensing of tobacco or related products (to include vaping and other alternative smoking products); (3) materially involved in gambling (to include the manufacture, distribution and operation of facilities and equipment whose intended use is gambling); (4) directly participating in providing abortions and/or the production of drugs that are used to terminate pregnancy; (5) leasing real estate to facilities providing abortions; (6) directly engaged in scientific research using stem cells derived from human embryos, fetal tissue or human embryo cloning techniques; (7) directly involved in the production, distribution or retail of adult entertainment; or (8) directly involved in the production, distribution, retail, supply or licensing of psychoactive recreational cannabis or derivative products. Because the Fund uses its best efforts to avoid investments in companies that do not pass the values-based screening criteria, it will divest itself, in a timely manner, of securities of companies that are subsequently added to the list of prohibited companies, although the sale may be delayed if such securities are illiquid or if Crossmark determines that an immediate sale would have a negative tax or other effect on the Fund. However, the Fund may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may hold or derive value from securities issued by otherwise excluded companies.
For purposes of the alcohol, tobacco and gambling screens, material involvement means that a company derives 10% or more of its revenues from the screened activities. For purposes of the adult entertainment screen, companies directly involved in the production, distribution or retail of adult entertainment (defined as media and materials intended to appeal exclusively to the prurient interest) and companies that derive 2% or more of their revenues from the screened activities are screened. For purposes of the abortion, abortion facilities, stem cell research and cannabis screens, there is no revenue threshold; any direct involvement in the screened activities will cause a company to be screened out of the investment universe. For purposes of the abortion and abortion facilities screens, a company that is not itself directly involved in the screened activities will be screened out of the investment universe if (a) it owns 20% or more of another company that is directly participating in the screened activities, or (b) it is 50% or more owned by another company that is directly participating in the screened activities.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance of Institutional Class shares year by year for the last ten calendar years. Returns for other share classes will differ only to the extent that they have different expenses. Updated performance information is available on the Fund’s website at www.stewardfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns over different periods compare with those of two measures of market performance, respectively.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is notnecessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward Global Equity Income Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Q4 2020	15.72%
Worst Quarter	Q1 2020	-23.93%
Year-To-Date Return	Q2 2024	5.34%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNSFor the periods endedDecember 31, 2023
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective February 20, 2024, the MSCI World Index has replaced the S&P Global 1200 Index as the Fund’s broad-based securities market index. Fund management believes the MSCI World Index represents the overall equity markets in which the Fund invests.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if you are tax-exempt or your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan. In addition to an appropriate broad-based securities market index, an additional index is shown below because Crossmark has determined that it is relevant to the types of securities in which the Fund invests.

Steward Global Equity Income Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
Steward Global Equity Income Fund | Values based Screening Policies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Values-based Screening Policies Risk – The Fund’s values-based screening policies exclude certain securities issuers from the universe of otherwise available investments. As a result, the Fund may not achieve the same level of performance as it otherwise would have in the absence of the screening process.
If the Fund has invested in a company that is later discovered to be in violation of one or more screening criteria and liquidation of an investment in that company is required, selling the securities at issue could result in a loss to the Fund. Further, the Fund’s values-based screening policies may prevent the Fund from participating in an otherwise suitable investment opportunity.

Steward Global Equity Income Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Equity Securities Risk – The value of equity securities will rise and fall in response to the activities of the companies that issued the securities, general market conditions and/or economic conditions. If an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds will take precedence over the claims of owners of its equity securities.

Steward Global Equity Income Fund | Dividend Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Dividend Risk – The income of the Fund may fluctuate due to the amount of dividends that companies elect to pay.
Steward Global Equity Income Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Foreign Securities Risk – Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing, and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; (7) less availability of information; and (8) imposition of foreign withholding or other taxes.

Steward Global Equity Income Fund | Emerging Market Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Emerging Market Securities Risk – Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than is found in developed countries.

Steward Global Equity Income Fund | Market Disruption and Geopolitical Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Market Disruption and Geopolitical Risk – Economies and financial markets throughout the world have become increasingly interconnected, which has increased the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. This includes reliance on global supply chains that are susceptible to disruptions resulting from, among other things, war and other armed conflicts, extreme weather events and natural disasters. Such supply chain disruptions can lead to, and have led to, economic and market disruptions that have far-reaching effects on financial markets worldwide. The value of the Fund’s investments may be negatively affected by adverse changes in overall economic or market conditions, such as the level of economic activity and productivity, unemployment and labor force participation rates, inflation or deflation (and expectations for inflation or deflation), interest rates, demand and supply for particular products or resources including labor, and debt levels and credit ratings, among other factors. Such adverse conditions may contribute to an overall economic contraction across entire economies or markets, which may negatively impact the profitability of issuers operating in those economies or markets. In addition, geopolitical and other globally interconnected occurrences, including war, terrorism, economic uncertainty or financial crises, contagion, trade disputes, government debt crises (including defaults or downgrades) or uncertainty about government debt payments, government shutdowns, public health crises, natural disasters, supply chain disruptions, climate change and related events or conditions, have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Adverse market conditions or disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by adverse market conditions or a particular market disruption, the duration and effects may not be the same for all types of assets.
Current military and other armed conflicts in various geographic regions, including those in Europe and the Middle East, can lead to, and have led to, economic and market disruptions, which may not be limited to the geographic region in which the conflict is occurring. Such conflicts can also result, and have resulted in some cases, in sanctions being levied by the United States, the European Union and/or other countries against countries or other actors involved in the conflict. In addition, such conflicts and related sanctions can adversely affection regional and global energy, commodities, financial and other markets and thus could affect the value of the Fund’s investments. The extent and duration of any military conflict, related sanctions and resulting economic and market disruptions are impossible to predict, but could be substantial.
In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies to engage in cyber-attacks or to take over the websites and/or social media accounts of companies, government entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the stock of a particular company, group of companies, industry or other class of assets.
Other market disruption events include pandemic spread of the novel coronavirus known as COVID-19, which have caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain disruptions. While COVID-19 is no longer considered to be a public health emergency, the Fund and its investments may be adversely affected by lingering effects of this virus or future pandemic spread of viruses.
Adverse market conditions or particular market disruptions, such as those discussed above, may magnify the impact of each of the other risks described in this “Principal Risks of Investing in the Fund” section and may increase volatility in one or more markets in which the Fund invests leading to the potential for greater losses for the Fund.

Steward Global Equity Income Fund | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Inflation Risk – Inflation risk is the risk that the real value of certain assets or real income from investments (the value of such assets or income after accounting for inflation) will be less in the future as inflation decreases the value of money. Inflation, and investors’ expectation of future inflation, can impact the current value of the Fund’s portfolio, resulting in lower asset values and losses to shareholders. The risk may be elevated compared to historical market conditions and could be impacted by monetary policy measures and the current interest rate environment.

Steward Global Equity Income Fund | Depositary Receipts DRs Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Depositary Receipts (“DRs”) Risk – Investments in unsponsored DRs (those that are not sponsored by the issuer or a representative of the issuer) involve certain risks not present with sponsored DRs. Investors in unsponsored DRs typically incur expenses not associated with sponsored DRs, such as expenses associated with certificate transfer, custody and dividend payment. For an unsponsored DR there may be several depositaries with no defined legal obligations to the issuer. Duplicate depositaries may lead to marketplace confusion since there would be no central source of information. There can also be greater delays in delivery of dividends and reports to investors than with sponsored DRs.

Steward Global Equity Income Fund | Foreign Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Foreign Currency Risk – Investments in foreign securities involve the risk that the currencies in which those instruments are denominated will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s international investments in foreign currency-denominated securities may reduce the returns of the Fund. Although the Fund’s international investments will primarily be in U.S. dollar-denominated securities, fluctuations in the value of the currencies of the countries in which the foreign companies are located may also affect the value of such securities.

Steward Global Equity Income Fund | Security Selection and Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Security Selection and Market Risk – The Fund’s portfolio securities may underperform the market or other funds with similar objectives. The value of the Fund’s investments may also change with general market conditions.

Steward Global Equity Income Fund | Value Stocks Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Value Stocks Risk – Investments in value stocks are subject to risks of equity securities, as well as the risks that (i) their intrinsic values may never be realized by the market or (ii) such stocks may turn out not to have been undervalued.

Steward Global Equity Income Fund | Growth Stocks Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Growth Stocks Risk – Investments in growth stocks are subject to the risks of equity securities. Growth company stocks may provide minimal dividends that could otherwise cushion stock prices in a market decline. The value of growth company stocks may rise and fall significantly based, in part, on investors’ perceptions of the companies, rather than on fundamental analysis of the stocks.

Steward Global Equity Income Fund | Large Cap Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Large-Cap Companies Risk – Investments in large-cap companies are subject to the risks of equity securities. Large-cap companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Steward Global Equity Income Fund | Small and Mid Cap Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Small- and Mid-Cap Companies Risk – Investments in small- and mid-cap companies are subject to the risks of equity securities. Investment in small- and mid-cap companies may involve greater risks than investments in securities of large-cap companies because small- and mid-cap companies generally have a limited track record. Small- and mid-cap companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result of these factors, the prices of these securities can be more volatile, which may increase the volatility of the Fund’s portfolio. For small-cap companies, these risks are increased.

Steward Global Equity Income Fund | Other Investment Companies or Real Estate Investment Trusts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Other Investment Companies or Real Estate Investment Trusts Risk – The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds’ investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

Steward Global Equity Income Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Issuer Risk – The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Steward Global Equity Income Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Steward Global Equity Income Fund | Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Focus Risk – To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the Fund’s performance. The Fund may become more focused in particular industries, asset classes or sectors of the economy as a result of changes in the valuation of the Fund’s investments or fluctuations in the Fund’s assets, and the Fund is not required to reduce such exposures under these circumstances.

Steward Global Equity Income Fund | Regional Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Regional Focus Risk – Focusing investments in a single country or few countries, or regions, involves increased currency, political, regulatory and other risks. Market swings in such a targeted country, countries or regions are likely to have a greater effect on Fund performance than they would in a more geographically diversified fund.

Steward Global Equity Income Fund | Positive Value Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Positive Value Investing Risk – When portfolio management considers positive value characteristics when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of issuers and, therefore, may underperform funds that do not consider the same or any positive value characteristics. A company’s positive value characteristics are determined by portfolio management based on data and rankings generated by one or more third-party providers unaffiliated with Crossmark and such information may be unavailable or unreliable. Additionally, investors can differ in their views of what constitutes positive value characteristics. As a result, the Fund may invest in issuers that do not reflect or support, or that act contrary to, the values of any particular investor or the widely-held traditional values expressed in the Fund’s values-based screening policies.

Steward Global Equity Income Fund | Concentration Policy Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Concentration Policy Risk – To the extent securities of any one industry or group of industries comprise close to (or exceed due to market movements) 25% of the Fund, the Fund may be limited in its ability to purchase additional securities or to overweight with respect to that industry or industry group, due to the Fund’s fundamental policy not to concentrate in a particular industry or industry group.

Steward Global Equity Income Fund | Share Ownership Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Share Ownership Concentration Risk – To the extent that a significant portion of the Fund’s shares is held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders. Significant shareholders of the Fund may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could adversely impact the Fund’s liquidity, accelerate the recognition of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may adversely affect the Fund’s performance. These transactions could also adversely impact the Fund’s ability to implement its investment strategies and pursue its investment objective, and, as a result, a larger portion of the Fund’s assets may be held in cash or cash equivalents. In addition, large redemptions could significantly reduce the Fund’s assets, which may result in an increase in the Fund’s expense ratio on account of expenses being spread over a smaller asset base and/or the loss of fee breakpoints.

Steward Global Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	$ 696
3 Years	rr_ExpenseExampleYear03	953
5 Years	rr_ExpenseExampleYear05	1,229
10 Years	rr_ExpenseExampleYear10	$ 2,015
1 Year	rr_AverageAnnualReturnYear01	8.63%	[2]
5 Years	rr_AverageAnnualReturnYear05	9.07%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.73%	[2]
Steward Global Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
1 Year	rr_ExpenseExampleYear01	$ 306
3 Years	rr_ExpenseExampleYear03	635
5 Years	rr_ExpenseExampleYear05	1,091
10 Years	rr_ExpenseExampleYear10	2,158
1 Year	rr_ExpenseExampleNoRedemptionYear01	206
3 Years	rr_ExpenseExampleNoRedemptionYear03	635
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,091
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,158
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	9.48%
Since Class Inception	rr_AverageAnnualReturnSinceInception	6.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Global Equity Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	285
5 Years	rr_ExpenseExampleYear05	496
10 Years	rr_ExpenseExampleYear10	$ 1,102
1 Year	rr_AverageAnnualReturnYear01	15.84%
5 Years	rr_AverageAnnualReturnYear05	10.85%
Since Class Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	320
5 Years	rr_ExpenseExampleYear05	555
10 Years	rr_ExpenseExampleYear10	$ 1,230
2014	rr_AnnualReturn2014	9.00%
2015	rr_AnnualReturn2015	(1.30%)
2016	rr_AnnualReturn2016	14.02%
2017	rr_AnnualReturn2017	22.30%
2018	rr_AnnualReturn2018	(7.63%)
2019	rr_AnnualReturn2019	24.72%
2020	rr_AnnualReturn2020	8.53%
2021	rr_AnnualReturn2021	19.63%
2022	rr_AnnualReturn2022	(11.21%)
2023	rr_AnnualReturn2023	15.59%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-To-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.93%)
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	10.69%
10 Years	rr_AverageAnnualReturnYear10	8.70%
Steward Global Equity Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.83%
5 Years	rr_AverageAnnualReturnYear05	8.54%
10 Years	rr_AverageAnnualReturnYear10	6.66%
Steward Global Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.72%
5 Years	rr_AverageAnnualReturnYear05	8.03%
10 Years	rr_AverageAnnualReturnYear10	6.51%
Steward Global Equity Income Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.42%	[4]
5 Years	rr_AverageAnnualReturnYear05	13.37%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.18%	[4]
Steward Global Equity Income Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.42%	[4]
5 Years	rr_AverageAnnualReturnYear05	13.37%	[4]
Since Class Inception	rr_AverageAnnualReturnSinceInception	9.55%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017	[4]
Steward Global Equity Income Fund | S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.38%
5 Years	rr_AverageAnnualReturnYear05	13.07%
10 Years	rr_AverageAnnualReturnYear10	9.11%
Steward Global Equity Income Fund | S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.38%
5 Years	rr_AverageAnnualReturnYear05	13.07%
Since Class Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017
Steward Global Equity Income Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	8.19%
10 Years	rr_AverageAnnualReturnYear10	5.79%
Steward Global Equity Income Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	8.19%
Since Class Inception	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 14, 2017

[1]
Class A shares are subject to a front-end sales charge of 5.75%. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Steward Funds. More information about these and other discounts and waivers is available from your financial representative and in “Sales Charges” (p. 155) and “Sales Charge Waivers and Discounts Available Through Intermediaries” (Appendix A) in this Prospectus. Investments of $1 million or more may be eligible to buy Class A shares without a front-end sales charge, but may be subject to a contingent deferred sales charge (CDSC) of 1.00% if redeemed within 12 months of the original purchase date.

[2]	Performance information for Class A reflects a deduction of the current maximum sales charge of 5.75%. Prior to October 29, 2021, Class A was not subject to a sales charge.
[3]	Class C shares are subject to a CDSC. If you redeem your shares within twelve months of purchase you will be assessed a 1.00% CDSC. Class C shares convert to Class A shares after eight years. If you purchase Class C shares through a broker-dealer or other financial intermediary (such as a bank), your intermediary may impose different conversion terms, including an earlier conversion. More information is available from your financial representative and in “Sales Charges” (p. 155) and “Sales Charge Waivers and Discounts Available Through Intermediaries” (Appendix A) in this Prospectus.
[4]
Effective February 20, 2024, the MSCI World Index has replaced the S&P Global 1200 Index as the Fund’s broad-based securities market index. Fund management believes the MSCI World Index represents the overall equity markets in which the Fund invests.